Financial Instruments - Fair Value Measurements - Schedule of Changes in the Fair Value (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Preferred stock warrant liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning				$ 770,446	$ 945,548	$ 1,190,691		$ 1,190,691	$ 1,190,691	$ 1,610,938
Issue of Notes
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant									5,284,494	(420,247)
Change in fair value of Notes
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company				5,704,739	(175,102)	(245,143)			(6,475,185)
Change in fair value of unsecured convertible note
Balance at Ending					770,446	945,548				1,190,691
Convertible promissory note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning				11,940,183	11,364,749	10,944,727		10,944,727	10,944,727
Issue of Notes										10,000,000
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes				(7,986,326)					(6,990,870)	944,727
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Conversion to Common Stock									(3,953,857)
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note
Balance at Ending					11,940,183	11,364,749				10,944,727
Senior subordinated convertible promissory note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning				47,258,370	36,596,709	17,422,132		17,422,132	17,422,132
Issue of Notes
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants					4,519,696	8,655,330			13,175,026	8,109,954
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes
Change in fair value of SSCPN					6,141,965	10,519,247			(3,448,845)	9,312,177
Change in fair value of derivative financial instrument
Conversion to Common Stock									(27,148,313)
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note
Balance at Ending					47,258,370	36,596,709				17,422,132
Unsecured convertible note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning	6,772,885	6,382,667	10,067,601				10,067,601
Issue of Notes
Issue of unsecured convertible note at discount									8,434,605
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes
Change in fair value of SSCPN
Change in fair value of derivative financial instrument
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company
Change in fair value of unsecured convertible note	244,658	390,218	(1,360,238)	1,732,589					1,632,996
Balance at Ending	7,017,543	6,772,885	6,382,667	10,167,194			7,017,543	10,167,194	10,067,601
Derivative financial instrument (‘Warrants’) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning				24,410,231	23,596,665	14,373,856		14,373,856	14,373,856
Issue of Notes
Issue of unsecured convertible note at discount
Issue of SSCPN and warrants
Change in fair value of convertible preferred stock warrant
Change in fair value of Notes
Change in fair value of SSCPN
Change in fair value of derivative financial instrument	(5,471,519)			(6,571,082)	813,566	9,222,809			3,465,293	14,373,856
Conversion to Common Stock
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company									(17,839,149)
Change in fair value of unsecured convertible note
Balance at Ending	$ 7,950,503				$ 24,410,231	$ 23,596,665	$ 7,950,503			$ 14,373,856